Accounts receivable, net (Details 2) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accounts Receivable Net Details 2
[us-gaap:AllowanceForDoubtfulAccountsReceivable]	$ 109	$ 38